SHAREHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SHAREHOLDERS’ EQUITY

15. STOCKHOLDERS’ EQUITY

Preferred stock

As of June 30, 2021 and December 31, 2020, there were 200,000,000 preferred stocks authorized but none were issued and outstanding.

Common stock

As of June 30, 2021 and December 31, 2020, there were 1,000,000,000 common stocks authorized and 376,452,047 shares issued and outstanding.

In May 2020, the Company issued 162,694 shares of the Company’s common stock in connection with the acquisition of ASL as part of the acquisition payment.

In June 2020, ASL made certain adjustments to its March 31, 2020 financial statements. As a result, the net assets carrying value increased by $90,043, which required the issuance of an additional 13,853 shares of the Company’s common stock to fully satisfy the acquisition payment for ASL to Mr. How Kok Choong, CEO and director of the Company. The 13,853 additional shares were issued in July 2020.

There were no stock options, warrants or other potentially dilutive securities outstanding as of June 30, 2021 and December 31, 2020.

Non-controlling interest

As of June 30, 2021 and for the three and six months ended June 30, 2021, no material transactions of non-controlling interest occurred from the operating results from ASL as the Company holds approximately 99.99% of the equity interest in ASL, non-controlling interests that present in ASL is $0 and therefore not presented separately in the accompanying unaudited condensed consolidated financial statements.

15. STOCKHOLDERS’ EQUITY

Preferred stock

As of December 31, 2020, and 2019, there were 200,000,000 preferred stocks authorized but none were issued and outstanding.

Common stock

As of December 31, 2020, and 2019, there were 1,000,000,000 common stocks authorized, 376,452,047 and 376,275,500 shares issued and outstanding, respectively.

In May 2020, the Company issued 162,694 shares of the Company’s common stock in connection with the acquisition of ASL as part of the acquisition payment.

In June 2020, ASL made certain adjustments to its March 31, 2020 financial statements. As a result, the net assets carrying value increased by $90,043, which required the issuance of an additional 13,853 shares of the Company’s common stock to fully satisfy the acquisition payment for ASL to Mr. How Kok Choong, CEO and director of the Company. The 13,853 additional shares were issued in July 2020.

There were no stock options, warrants or other potentially dilutive securities outstanding as of December 31, 2020 and 2019.

Non-controlling interest

As of December 31, 2020, and for the year ended December 31, 2020, no material transactions of non-controlling interest occurred from the operating results from ASL as the Company holds approximately 99.99% of the equity interest in ASL, non-controlling interests that present in ASL is $0 and therefore not presented separately in the accompanying consolidated financial statements.

Superior Living SDN. BHD. [Member] | December 31, 2019 [Member]
SHAREHOLDERS’ EQUITY

12 - SHAREHOLDERS’ EQUITY

Dividends

During the year ended December 31, 2018, the directors of the Company declared and paid $3,292,466 (RM 13,210,000) to the Company’s shareholders.

Capital Contributions

On December 16, 2019, Dato Sri How, the CEO and director of the Company, agreed to treat the $1,977,271 (RM 8,090,598) loans payable to him as share capital contributions to the Company. As a result, the Company reclassified the $1,977,271 loans payable to him to share capital by the issuance of 8,090,598 additional ordinary shares at RM 1.00 each in the Company to him.